Commitments and Contingencies Liabilities	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES LIABILITIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES LIABILITIES

A.	Agreement with Magna

On January 28, 2019, the Company’s shareholders approved the extension of the research and development services agreement with Magna for software development in the area of ADAS. Subject to the conditions prescribed in the agreement, Magna will provide Foresight Ltd. with research and development services for a 12-months period with an option to extend the agreement for two additional periods. According to the agreement, the monthly payment to Magna for the research and development services will not exceed NIS 235,000 (approximately $73) plus VAT. The Company has decided to extend the agreement for two additional subsequent periods. In January 2022 the agreement was extended for additional up-to-three years period (see Note 17.4 below)

B.	Israeli Innovation Authority

Magna obtained grants from the Israeli Innovation Authority (the “IIA”) for participation in research and development programs for the years 2011 through 2013, and, in return, further to the acquisition transaction, the Company is obligated to pay royalties amounting to 3% to 5% of its future sales up to the amount of the grant. The grant is linked to the exchange rate of the dollar and bears interest of LIBOR per annum.

Through the years ended December 31, 2021, 2020 and 2019, total grants obtained amounted to $683, $661 and $615, respectively.

The refund of the grants is contingent upon the successful outcome of the Company’s research and development programs and the generation of sales. The Company has no obligation to refund these grants if sales are not generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the government on a project-by-project basis. If a project fails, the Company has no obligation to repay any grant received for the specific unsuccessful or aborted project.